Restricted Cash	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Restricted Cash	Restricted Cash In accordance with the provisions of the regulations of the People’s Republic of China, the Company is required to deposit funds into separate accounts restricted to the funding of future asset retirement obligations in offshore China. As at December 31, 2020, the Company had deposited funds of $164 million which have been classified as non-current (2019 – $142 million).